Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of Subsidiaries
The consolidated financial statements include the accounts of the Corporation and its principal subsidiaries as follows:

	Percentage ownership
	2017	2016
Guangzhou Ballard Power Systems Co., Ltd.	100%	N/A
Ballard Hong Kong Ltd.	100%	100%
Protonex Technology Corporation	100%	100%
Ballard Services Inc.	100%	100%
Ballard Fuel Cell Systems Inc.	100%	100%
Ballard Power Systems Europe A/S	100%	57%
Ballard Power Corporation	100%	100%

Disclosure of detailed information about property, plant and equipment
The estimated useful lives of property, plant and equipment for current and comparative periods are as follows:

Building under finance lease	15 years
Computer equipment	3 to 7 years
Furniture and fixtures	5 to 14 years
Furniture and fixtures under finance lease	5 years
Leasehold improvements	The shorter of initial term of the respective lease and
estimated useful life
Production and test equipment	4 to 15 years
Production and test equipment under finance lease	5 years

	December 31,	December 31,
Net carrying amounts	2017	2016
Building under finance lease	$5,819	$6,631
Computer equipment	1,020	1,049
Furniture and fixtures	155	185
Leasehold improvements	1,624	2,188
Production and test equipment	6,696	5,013
Production and test equipment under finance lease	—	635
	$15,314	$15,701

Cost	December 31, 2016	Additions	Disposals	Transfers	Effect of movements in exchange rates	December 31, 2017
Building under finance lease	$12,180	$—	$—	$—	$—	$12,180
Computer equipment	4,607	390	(169)	(54)	13	4,787
Furniture and fixtures	1,163	32	(17)	—	12	1,190
Leasehold improvements	8,794	7	(594)	—	39	8,246
Production and test equipment	33,053	2,639	(809)	1,532	16	36,431
Production and test equipment under	2,078	—	—	(2,078)	—	—
finance lease
	$61,875	$3,068	$(1,589)	$(600)	$80	$62,834

9.	Property, plant and equipment (cont'd):

Accumulated depreciation and impairment loss	December 31, 2016	Depreciation	Impairment loss	Disposals	Transfers	Effect of movements in exchange rates	December 31, 2017
Building under finance lease	$5,549	$812	$—	$—	$—	$—	$6,361
Computer equipment	3,558	365	—	(169)	—	13	3,767
Furniture and fixtures	978	62	—	(17)	—	12	1,035
Leasehold improvements	6,606	566	—	(594)	—	44	6,622
Production and test equipment	28,040	1,366	284	(809)	843	11	29,735
Production and test equipment	1,443	—	—	—	(1,443)	—	—
under finance lease
	$46,174	$3,171	$284	$(1,589)	$(600)	$80	$47,520
Transfers in 2016 related to the buy-out of certain leased production and test equipment which were transferred back into property, plant, and equipment.

Cost	December 31, 2015	Additions	Disposals	Transfers	Effect of movements in exchange rates	December 31, 2016
Building under finance lease	$12,180	$—	$—	$—	$—	$12,180
Computer equipment	5,133	566	(1,090)	—	(2)	4,607
Furniture and fixtures	891	20	(63)	317	(2)	1,163
Furniture and fixtures under	317	—	—	(317)	—	—
finance lease
Leasehold improvements	9,079	89	(366)	—	(8)	8,794
Production and test equipment	31,182	2,103	(1,623)	1,393	(2)	33,053
Production and test equipment	3,667	—	(196)	(1,393)	—	2,078
under finance lease
	$62,449	$2,778	$(3,338)	$—	$(14)	$61,875

Accumulated depreciation and impairment loss	December 31, 2015	Depreciation	Impairment loss	Disposals	Transfers	Effect of movements in exchange rates	December 31, 2016
Building under finance lease	4,737	812	—	—	—	—	$5,549
Computer equipment	4,307	329	14	(1,090)	—	(2)	3,558
Furniture and fixtures	662	62	3	(64)	317	(2)	978
Furniture and fixtures under finance lease	291	26	—	—	(317)	—	—
Leasehold improvements	6,338	617	24	(365)	—	(8)	6,606
Production and test equipment	26,676	1,231	340	(1,598)	1,393	(2)	28,040
Production and test equipment	2,713	319	—	(196)	(1,393)	—	1,443
under finance lease
	$45,724	$3,396	$381	$(3,313)	$—	$(14)	$46,174

Disclosure of intangible assets with indefinite useful life
The estimated useful lives for current and comparative periods are as follows:

Internally generated fuel cell intangible assets	5 years
Patents, know-how and in-process research & development	5 to 20 years
ERP management reporting software system	7 years
Trademarks and service marks	15 years
Domain names	15 years
Customer base and relationships	10 years
Acquired non-compete agreements	1 year